AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON March 4, 2010
REGISTRATION NO. 333-161527

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
☐ Pre-Effective Amendment No.
☑ Post-Effective Amendment No. 1
SCHWAB CAPITAL TRUST
(Exact Name of Registrant as Specified in Charter)
211 Main Street
San Francisco, CA 94105
(Address of Principal Executive Offices) (Zip code)
800.648.5300
(Registrant’s Telephone Number, including Area Code)
Copies of communications to:

Timothy W. Levin, Esq.	John Loder, Esq.	Koji Felton, Esq.
Morgan Lewis & Bockius LLP	Ropes & Gray LLP	Charles Schwab Investment
1701 Market Street	One International Place	Management, Inc.
Philadelphia, PA 19103	Boston, MA 02110-2624	211 Main Street San Francisco, CA 94105
No filing fee is due because the Registrant has previously registered an indefinite number of shares under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940.
     It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.
     This Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 of Schwab Capital Trust is being made for the purpose of adding the final tax opinion as Exhibit (12) to Part C of the Registration Statement. No information contained in Parts A or B of the Registration Statement, which are incorporated herein by reference in their entirety, is amended, deleted or superseded hereby.

PART A
PART B
PART C
Item 15 Indemnification
Item 16 Exhibits
Item 17 Undertakings
SIGNATURES
Exhibit Index

PART A
INFORMATION REQUIRED IN THE PROSPECTUS
     Part A is incorporated herein by reference to the Registrant’s Prospectus/Proxy Statement included in the definitive materials electronically filed with the SEC on October 1, 2009 pursuant to Rule 497 under the Securities Act of 1933, as amended (SEC Accession No. 0000950123-09-047658).
PART B
INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
     Part B is incorporated herein by reference to the Registrant’s Statement of Additional Information included in the definitive materials electronically filed with the SEC on October 1, 2009 pursuant to Rule 497 under the Securities Act of 1933, as amended (SEC Accession No. 0000950123-09-047658).
PART C
OTHER INFORMATION
Item 15 Indemnification
     Article VIII of Registrant’s Amended and Restated Declaration of Trust (Exhibit (1) hereto, which is incorporated herein by reference) provides in effect that Registrant will indemnify its officers and trustees against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any such officer or trustee in connection with the defense or disposition of any action, suit, or other proceeding. The relevant language of the Declaration of Trust reads as follows:
“Trustees, Officers, etc.
Section 1. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a “Covered Person”) against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.
Compromise Payment
Section 2. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person either (a) did not act in good faith in the reasonable belief that his or her action was in the best interests of the Trust or (b) is liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved as in the best interests of the Trust, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested

Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust and is not liable to the Trust or its Shareholders by reasons of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust and that such indemnification would not protect such Person against any liability to the Trust to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person’s action was in the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.
Indemnification Not Exclusive
Section 3. The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which such Covered Person may be entitled. As used in this Article VIII, the term “Covered Person” shall include such person’s heirs, executors and administrators and a “disinterested Trustee” is a Trustee who is not an “interested person” of the Trust as defined in Section 2(a) (19) of the 1940 Act (or who has been exempted from being an “interested person” by any rule, regulation or order of the Commission) and against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees or officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person; provided, however, that the Trust shall not purchase or maintain any such liability insurance in contravention of applicable law, including without limitation the 1940 Act.”
Item 16                    Exhibits

(1)	Articles of Incorporation	Amended and Restated Agreement and Declaration of Trust, dated November 29, 2005 is incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 81 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704), electronically filed with the SEC on April 28, 2006 (hereinafter referred to as “PEA No. 81”).

(2)	By-Laws	Amended and Restated By-Laws of the Registrant adopted as of November 16, 2004 are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 70 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704), electronically filed with the SEC on February 11, 2005 (hereinafter referred to as “PEA No. 70”).

(3)	Voting Trust Agreements	Not Applicable.

(4)	Reorganization Agreement	Form of Agreement and Plan of Reorganization is incorporated herein by reference to Appendix A of the Registrant’s Prospectus/Proxy Statement included in the definitive materials electronically filed with the SEC on October 1, 2009 pursuant to Rule 497 under the Securities Act of 1933, as amended (SEC Accession No. 0000950123-09-047658).

(5)(a)(1)	Instruments Defining rights of Security Holders	Reference is made to Article III, Section 5, Article V, Article VI, Article VIII, Section 4 and Article IX, Sections 1, 5 and 7 of the Amended and Restated Agreement and Declaration of Trust, referenced in Exhibit 1 above.

(5)(a)(2)		Reference is made to Articles 9 and 11 of the Amended and Restated Bylaws referenced in Exhibit 2, above.

(6)(a)(1)	Investment Advisory Contracts	Investment Advisory and Administration Agreement between Registrant and Charles Schwab Investment Management, Inc. (“Investment Adviser”), dated June 15, 1994, is incorporated herein by reference to Exhibit 5(a) of Post-Effective Amendment No. 21 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704), electronically filed with the SEC on December 17, 1997 (hereinafter referred to as “PEA No. 21”).

(6)(a)(2)		Amended Schedules A and B, dated July 1, 2009 to the Investment Advisory and Administration Agreement between Registrant and the Investment Adviser, dated June 15, 1994 are incorporated herein by reference to Exhibit (6)(a)(2) of Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-14 (File No. 333-161527), electronically filed with the SEC on August 31, 2009.

(6)(b)(1)		Investment Sub-Advisory Agreement among Registrant, Investment Adviser, and American Century Investment Management, Inc. dated January 11, 2005 is incorporated herein by reference to Exhibit (d)(iv) of Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704), electronically filed with the SEC on May 30, 2002 (hereinafter referred to as “PEA No. 48”).

(6)(b)(2)		Investment Sub-Advisory Agreement among Registrant, Investment Adviser, and Gardner Lewis Asset Management LP dated November 23, 2004, is incorporated herein by reference to Exhibit (d)(vi) of Post-Effective Amendment No. 71 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704), electronically filed with the SEC on February 25, 2005.

(6)(b)(3)		Investment Sub-Advisory Agreement among Registrant, Investment Adviser, and Harris Associates LP dated January 11, 2002, is incorporated herein by reference to Exhibit (d)(x) of PEA No. 48.

(6)(b)(4)		Investment Sub-Advisory Agreement among Registrant, Investment Adviser, and TASHO Investment LLC, operating as TAMRO Capital Partners, LLC dated July 1, 2007, is incorporated herein by reference to Exhibit (d)(viii) of Post-Effective Amendment No. 98 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704), electronically filed with the SEC on February 27, 2009 (hereinafter referred to as “PEA No. 98”).

(6)(b)(5)		Investment Sub-Advisory Agreement among Registrant, Investment Adviser, and TCW Investment Management Company dated January 14, 2002, is incorporated herein by reference to Exhibit (d)(xiii) of PEA No. 48.

(6)(b)(6)		Investment Sub-Advisory Agreement among Registrant, Investment Adviser, and Thornburg Investment Management Inc. dated January 22, 2002, is incorporated herein by reference to Exhibit (d)(xiv) of PEA No. 48.

(6)(b)(7)		Investment Sub-Advisory Agreement among Registrant, Investment Adviser, and Tocqueville Asset Management, L.P. dated January 31, 2002, is incorporated herein by reference to Exhibit (d)(xv) of PEA No. 48.

(6)(b)(8)	Investment Sub-Advisory Agreement among Registrant, Investment Adviser, and William Blair & Company, L.L.C. dated January 31, 2002, is incorporated herein by reference to Exhibit (d)(xvii) of PEA No. 48.

(6)(b)(9)	Investment Sub-Advisory Agreement among Registrant, Investment Adviser and Mondrian Investment Partners Limited dated May 24, 2006, is incorporated herein by reference to Exhibit (d)(xiv) of Post-Effective Amendment No. 83 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704), electronically filed with the SEC on February 28, 2007 (hereinafter referred to as “PEA No. 83”).

(6)(b)(10)	Investment Sub-Advisory Agreement among Registrant, Investment Adviser and Wentworth, Hauser & Violich dated May 23, 2006, is incorporated herein by reference to Exhibit (d)(xv) of PEA No. 83.

(6)(b)(11)	Investment Sub-Advisory Agreement between Investment Adviser and Neuberger Berman Management, Inc. dated June 8, 2007, is incorporated herein by reference to Exhibit (d)(xiv) of Post-Effective Amendment No. 99 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704), electronically filed with the SEC on April 29, 2009 (hereinafter referred to as “PEA No. 99”).

(6)(b)(12)	Amendment to Investment Sub-Advisory Agreement among Registrant, Investment Adviser, and American Century Investment Management, Inc. dated March 26, 2003, is incorporated herein by reference to Exhibit (d)(xviii) of Post-Effective Amendment No. 60 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704), electronically filed with the SEC on February 26, 2004 (hereinafter referred to as “PEA No. 60”).

(6)(b)(13)	Amendment to Investment Sub-Advisory Agreement among Registrant, Investment Adviser and Harris Associates LP dated March 26, 2003, is incorporated herein by reference to Exhibit (d)(xxii) of PEA No. 60.

(6)(b)(14)	Amendment to Investment Sub-Advisory Agreement among Registrant, Investment Adviser, and TCW Investment Management Company dated March 24, 2003, is incorporated herein by reference to Exhibit (d)(xxv) of PEA No. 60.

(6)(b)(15)	Amendment to Investment Sub-Advisory Agreement among Registrant, Investment Adviser, and Thornburg Investment Management Inc. dated March 20, 2003, is incorporated herein by reference to Exhibit (d)(xxvi) of PEA No. 60.

(6)(b)(16)	Amendment to Investment Sub-Advisory Agreement among Registrant, Investment Adviser, and Tocqueville Asset Management, LP dated April 8, 2003, is incorporated herein by reference to Exhibit (d)(xxvii) of PEA No. 60.

(6)(b)(17)	Amendment to Investment Sub-Advisory Agreement among Registrant, Investment Adviser, and William Blair & Company, LLC dated March 26, 2003, is incorporated herein by reference to Exhibit (d)(xxix) of PEA No. 60.

(6)(b)(18)		Amendment to Investment Sub-Advisory Agreement among Registrant, Investment Adviser, and American Century Investment Management, Inc. dated January 11, 2005, is incorporated herein by reference to Exhibit (d)(xxx) of Post-Effective Amendment No. 75 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704), electronically filed with the SEC on February 25, 2005 (hereinafter referred to as “PEA No. 75”).

(6)(b)(19)		Amendment to Investment Sub-Advisory Agreement among Registrant, Investment Adviser, and Harris Associates LP dated December 2, 2004, is incorporated herein by reference to Exhibit (d)(xxxii) of PEA No. 75.

(6)(b)(20)		Amendment to Investment Sub-Advisory Agreement among Registrant, Investment Adviser, and TCW Investment Management Company dated December 2, 2004, is incorporated herein by reference to Exhibit (d)(xxxv) of PEA No. 75.

(6)(b)(21)		Amendment to Investment Sub-Advisory Agreement among Registrant, Investment Adviser, and Thornburg Investment Management, Inc. dated December 2, 2004, is incorporated herein by reference to Exhibit (d)(xxxvi) of PEA No. 75.

(6)(b)(22)		Amendment to Investment Sub-Advisory Agreement among Registrant, Investment Adviser, and Tocqueville Asset Management, L.P. dated December 2, 2004, is incorporated herein by reference to Exhibit (d)(xxxvii) of PEA No. 75.

(6)(b)(23)		Amendment to Investment Sub-Advisory Agreement among Registrant, Investment Adviser, and William Blair & Company, LLC dated December 2, 2004, is incorporated herein by reference to Exhibit (d)(xxxix) of PEA No. 75.

(6)(c)(1)		Letter Agreement between Registrant, on behalf of certain of its funds and the Schwab 1000 Fund, and the Investment Adviser dated February 24, 2009, is incorporated herein by reference to Exhibit (d)(cci) of PEA No. 99.

(6)(c)(2)		Letter Agreement between Registrant, on behalf of the Schwab Monthly Income Funds, and the Investment Adviser dated February 27, 2009, is incorporated herein by reference to Exhibit (d)(xxii) of PEA No. 99.

6(c)(3)		Expense Limitation Agreement by and between Registrant, the Investment Adviser and Charles Schwab & Co., Inc. (“Schwab”) dated July 1, 2009 is incorporated herein by reference to Exhibit 6(c)(3) of Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-14 (File No. 333-160048), electronically filed with the SEC on July 23, 2009.

(7)	Underwriting Contracts	Amended and Restated Distribution Agreement between Registrant and Schwab dated July 1, 2009 is incorporated herein by reference to Exhibit (7)(a)(1) of the Registrant’s Registration Statement on Form N-14 (File No. 333-161527) electronically filed with the SEC on August 25, 2009.

(8)	Bonus or Profit Sharing Contracts	Not applicable.

(9)(a)(1)	Custodian Agreements	Custodian Agreement by and between Registrant and Brown Brothers Harriman & Co. dated June 29, 2001, is incorporated herein by reference to Exhibit (g)(vi) of Post-Effective Amendment No. 55 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704), electronically filed with the SEC on June 30, 2003.

(9)(a)(2)		Amended Schedule A to Custodian Agreement between Registrant and Brown Brothers Harriman & Co. dated July 1, 2003, is incorporated herein by reference to Exhibit (g)(viii) of Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704), electronically filed with the SEC on July 16, 2003.

(9)(b)		Amended and Restated Master Custodian Agreement by and between Registrant and State Street Bank and Trust Company dated October 17, 2005, is incorporated herein by reference to Exhibit (g)(ix) of Post-Effective Amendment No. 79 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704), electronically filed with the SEC on February 27, 2006 (hereinafter referred to as “PEA No. 79”).

(10)(a)(1)	Rule 18f-3 Plan	Amended and Restated Multiple Class Plan, adopted on February 28, 1996, amended and restated as of February 28, 2007, is incorporated herein by reference to Exhibit (o)(i) of Post-Effective Amendment No. 84 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704), electronically filed with the SEC on March 30, 2007.

(10)(a)(2)		Amended Schedule A to the Amended and Restated Multiple Class Plan referenced at Exhibit (10)(a)(1) above is incorporated herein by reference to Exhibit (o)(ii) of Post-Effective Amendment No. 96 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704), electronically filed with the SEC on April 29, 2008.

(11)	Legal Opinion	Opinion and Consent of Morgan, Lewis & Bockius LLP regarding the validity of the shares to be issued by the Registrant is incorporated herein by reference to Exhibit (11) of the Registrant’s Registration Statement on Form N-14 (File No. 333-161527) electronically filed with the SEC on August 25, 2009.

(12)	Tax Opinion	Opinion and Consent of Morgan, Lewis & Bockius LLP regarding certain tax matters is filed herewith.

(13)(a)(1)	Other material contracts	License Agreement between Registrant and Standard & Poor’s is incorporated herein by reference to Exhibit (h) of Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704) electronically filed with the SEC on February 26, 1999.

(13)(b)(1)		Transfer Agency and Service Agreement between Registrant and Boston Financial Data Services, Inc. dated July 1, 2009 is incorporated herein by reference to Exhibit (13)(b)(1) of the Registrant’s Registration Statement on Form N-14 (File No. 333-161527) electronically filed with the SEC on August 25, 2009.

(13)(c)(1)		Shareholder Servicing Plan dated July 1, 2009 is incorporated herein by reference to Exhibit (13)(c)(1) of the Registrant’s Registration Statement on Form N-14 (File No. 333-161527) electronically filed with the SEC on August 25, 2009.

(13)(d)(1)		Master Fund Accounting and Services Agreement between Registrant and State Street Bank and Trust Company dated October 1, 2005, is incorporated herein by reference to Exhibit (g)(i) of PEA No. 79.

(14)(a)(1)	Other opinions and consents	Consent of PricewaterhouseCoopers LLP is incorporated herein by reference to Exhibit (14)(a)(1) of the Registrant’s Registration Statement on Form N-14 (File No. 333-161527) electronically filed with the SEC on August 25, 2009.

(14)(a)(2)		Consent of Morgan, Lewis & Bockius LLP is incorporated herein by reference to Exhibit (14)(a)(2) of the Registrant’s Registration Statement on Form N-14 (File No. 333-161527) electronically filed with the SEC on August 25, 2009.

(15)	Omitted financial statements	Not applicable.

(16)(a)(1)	Powers of attorney	Power of Attorney executed by Mariann Byerwalter is incorporated herein by reference to Exhibit (16)(a)(1) of the Registrant’s Registration Statement on Form N-14 (File No. 333-161527) electronically filed with the SEC on August 25, 2009.

(16)(a)(2)		Power of Attorney executed by William A. Hasler is incorporated herein by reference to Exhibit (16)(a)(2) of the Registrant’s Registration Statement on Form N-14 (File No. 333-161527) electronically filed with the SEC on August 25, 2009.

(16)(a)(3)		Power of Attorney executed by Gerald B. Smith is incorporated herein by reference to Exhibit (16)(a)(3) of the Registrant’s Registration Statement on Form N-14 (File No. 333-161527) electronically filed with the SEC on August 25, 2009.

(16)(a)(4)		Power of Attorney executed by Charles R. Schwab is incorporated herein by reference to Exhibit (16)(a)(4) of the Registrant’s Registration Statement on Form N-14 (File No. 333-161527) electronically filed with the SEC on August 25, 2009.

(16)(a)(5)		Power of Attorney executed by Donald R. Stephens is incorporated herein by reference to Exhibit (16)(a)(5) of the Registrant’s Registration Statement on Form N-14 (File No. 333-161527) electronically filed with the SEC on August 25, 2009.

(16)(a)(6)		Power of Attorney executed by Randall W. Merk is incorporated herein by reference to Exhibit (16)(a)(6) of the Registrant’s Registration Statement on Form N-14 (File No. 333-161527) electronically filed with the SEC on August 25, 2009.

(16)(a)(7)		Power of Attorney executed by George Pereira is incorporated herein by reference to Exhibit (16)(a)(7) of the Registrant’s Registration Statement on Form N-14 (File No. 333-161527) electronically filed with the SEC on August 25, 2009.

(16)(a)(8)		Power of Attorney executed by Walter W. Bettinger, II is incorporated herein by reference to Exhibit (16)(a)(8) of the Registrant’s Registration Statement on Form N-14 (File No. 333-161527) electronically filed with the SEC on August 25, 2009.

(16)(a)(9)		Power of Attorney executed by Joseph Wender is incorporated herein by reference to Exhibit (16)(a)(9) of the Registrant’s Registration Statement on Form N-14 (File No. 333-161527) electronically filed with the SEC on August 25, 2009.

(16)(a)(10)		Power of Attorney executed by John F. Cogan is incorporated herein by reference to Exhibit (16)(a)(10) of the Registrant’s Registration Statement on Form N-14 (File No. 333-161527) electronically filed with the SEC on August 25, 2009.

(16)(a)(11)		Power of Attorney executed by Michael W. Wilsey is incorporated herein by reference to Exhibit (16)(a)(11) of the Registrant’s Registration Statement on Form N-14 (File No. 333-161527) electronically filed with the SEC on August 25, 2009.

(17)(a)(1)	Code of Ethics	Registrant, Charles Schwab Investment Management Inc. and Charles Schwab & Co., Inc. Code of Ethics effective March 31, 2009, is incorporated herein by reference to Exhibit (p)(i) of PEA No. 99.

(17)(b)(1)		American Century Investment Management, Inc. Code of Ethics dated January 1, 2009, is incorporated herein by reference to Exhibit (q)(ii) of PEA No. 98.

(17)(b)(2)		Harris Associates LLP Code of Ethics, as amended October 17, 2008, is incorporated herein by reference to Exhibit (q)(iii) of PEA No. 98.

(17)(b)(3)		TAMRO Capital Partners, LLC Code of Ethics dated June 15, 2008, is incorporated herein by reference to Exhibit (q)(v) of PEA No. 98.

(17)(b)(4)		TCW Investment Management Company Code of Ethics, dated March 31, 2008, is incorporated herein by reference to Exhibit (q)(vi) of PEA No. 98.

(17)(b)(5)		Thornburg Investment Management, Inc. Code of Ethics dated April 1, 2008, is incorporated herein by reference to Exhibit (q)(vii) of PEA No. 98.

(17)(b)(6)		Tocqueville Asset Management, L.P. Code of Ethics dated July 13, 2007, is incorporated herein by reference to Exhibit (q)(viii) of PEA No. 93.

(17)(b)(7)		William Blair Company, LLC Code of Ethics dated May 9, 2007, is incorporated herein by reference to Exhibit (q)(x) of PEA No. 93.

(17)(b)(8)		Gardner Lewis Asset Management LP Code of Ethics dated May 1, 2008, is incorporated herein by reference to Exhibit (q)(xi) of PEA No. 98.

(17)(b)(9)		Mondrian Investment Partners Limited Code of Ethics effective January 1, 2007, is incorporated herein by reference to Exhibit (q)(xii) of PEA No. 83.

(17)(b)(10)		Wentworth, Hauser & Violich Code of Ethics dated December 31, 2008, is incorporated herein by reference to Exhibit (q)(xii) of PEA No. 98.

(17)(b)(11)		Neuberger Berman Code of Ethics dated June 2008, is incorporated herein by reference to Exhibit (q)(xiii) of PEA No. 98.

(17)(c)(1)	Additional Materials	Prospectus dated July 29, 2009, with respect to the Laudus Rosenberg International Equity Fund is incorporated herein by reference to Part A of Post-Effective Amendment No. 68 to the Registration Statement on Form N-1A of Laudus Trust (File No. 811-5547), electronically filed with the SEC on July 29, 2009 (SEC Accession No. 0000950123-09-026813) (referred to herein as “Laudus Trust PEA No. 68”).

(17)(c)(2)	Supplement dated August 12, 2009 to the Prospectus dated July 29, 2009 with respect to the Laudus Rosenberg International Equity Fund is incorporated herein by reference to definitive materials, electronically filed with the SEC by Laudus Trust (File No. 811-5547) on August 12, 2009 pursuant to Rule 497 under the Securities Act of 1933, as amended (SEC Accession No. 0000950123-09-033640).

(17)(c)(3)	Prospectus dated February 28, 2009, with respect to the Schwab International Core Equity Fund is incorporated herein by reference to Part A of PEA No. 98 (SEC Accession No. 0000950134-09-004017).

(17)(c)(4)	Supplement dated April 8, 2009 to the Prospectus dated February 28, 2009 with respect to the Schwab International Core Equity Fund is incorporated herein by reference to definitive materials electronically filed with the SEC by the Registrant (File No. 811-7704) on April 8, 2009 pursuant to Rule 497 under the Securities Act of 1933, as amended (SEC Accession No. 0000950134-09-007168).

(17)(c)(5)	Supplement dated May 5, 2009 to the Prospectus dated February 28, 2009 with respect to the Schwab International Core Equity Fund is incorporated herein by reference to definitive materials electronically filed with the SEC by the Registrant (File No. 811-7704) on May 5, 2009 pursuant to Rule 497 under the Securities Act of 1933, as amended (SEC Accession No. 0000950134-09-009323 ).

(17)(c)(6)	Supplement dated July 1, 2009 to the Prospectus dated February 28, 2009 with respect to the Schwab International Core Equity Fund is incorporated herein by reference to definitive materials electronically filed with the SEC by the Registrant (File No. 811-7704) on July 2, 2009 pursuant to Rule 497 under the Securities Act of 1933, as amended (SEC Accession No. 0000950123-09-023376 ).

(17)(c)(7)	Statement of Additional Information dated July 29, 2009 with respect to the Laudus Rosenberg International Equity Fund is incorporated herein by reference to Part B of Laudus Trust PEA No. 68.

(17)(c)(8)	Statement of Additional Information dated February 28, 2009, with respect to the Schwab International Core Equity Fund is incorporated herein by reference to Part B of PEA No. 98 (SEC Accession No. 0000950134-09-004017).

(17)(c)(9)	Statement of Additional Information dated February 28, 2009, as amended July 1, 2009 with respect to the Schwab International Core Equity Fund is incorporated herein by reference to definitive materials electronically filed with the SEC by the Registrant (File No. 811-7704) on July 2, 2009 pursuant to Rule 497 under the Securities Act of 1933, as amended (SEC Accession No. 0000950123-09-023376).

(17)(c)(10)	The Report of the Independent Registered Public Accounting Firm and audited financial statements of the Laudus Rosenberg International Equity Fund included in the Fund’s Annual Report to Shareholders for the period ended March 31, 2009 are incorporated herein by reference to the Laudus Trust (File No. 811-5547) Annual Report on Form N-

CSR filed with the SEC on June 3, 2009 (SEC Accession No. 0000950123-09-010608).

(17)(c)(11)	The Report of the Independent Registered Public Accounting Firm and audited financial statements of the Schwab International Core Equity Fund included in the Fund’s Annual Report to Shareholders for the period ended October 31, 2008 are incorporated herein by reference to Registrant’s Annual Report on Form N-CSR electronically filed with the SEC on January 5, 2009 (SEC Accession No. 0000950134-09-000049).

(17)(c)(12)	The unaudited financial statements of the Schwab International Core Equity Fund included in the Fund’s Semi-Annual Report to Shareholders for the period ended April 30, 2009 are incorporated herein by reference to Registrant’s Semi-Annual Report on Form N-CSRS electronically filed with the SEC on June 30, 2009 (SEC Accession No. 0000950123-09-019015).

Item 17 Undertakings
(1) The undersigned Registrant agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), the Registrant certifies that it meets all of the requirements for the effectiveness of this Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 1 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Philadelphia, Commonwealth of Pennsylvania, on this 4th day of March, 2010.

SCHWAB CAPITAL TRUST
Registrant

Charles R. Schwab* Charles R. Schwab, Chairman and Trustee
     Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-14 has been signed below by the following persons in the capacities indicated this 4th day of March, 2010.

Signature	Title

Charles R. Schwab* Charles R. Schwab	Chairman and Trustee

Walter W. Bettinger, II* Walter W. Bettinger, II	Trustee

Mariann Byerwalter* Mariann Byerwalter	Trustee

John F. Cogan* John F. Cogan	Trustee

William A. Hasler* William A. Hasler	Trustee

Gerald B. Smith* Gerald B. Smith	Trustee

Donald R. Stephens* Donald R. Stephens	Trustee

Joseph H. Wender* Joseph H. Wender	Trustee

Michael W. Wilsey* Michael W. Wilsey	Trustee

Randall W. Merk* Randall W. Merk	President and Chief Executive Officer

George Pereira* George Pereira	Treasurer and Principal Financial Officer

*By:	/s/ Timothy W. Levin Timothy W. Levin, Attorney-in-Fact
Pursuant to Power of Attorney

Exhibit Index
(12)	Opinion and Consent of Morgan, Lewis & Bockius LLP regarding certain tax matters